[Logo]FORUM
      FINANCIAL GROUP          PORTLAND  SEATTLE  WARSAW  BERMUDA


                                        January 4, 2002

VIA EDGAR

Securities and Exchange Commission
Office of Document Control
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Forum Funds
         File Nos.  2-67052; 811-3023
         CIK:  0000315774

Ladies and Gentlemen:

         On behalf of Forum Funds, (the "Registrant") and pursuant to Rule 497(j) of the Securities Act of 1933 as amended (the "Act"), the form of Prospectuses and Statement of Additional Information with respect to Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund, and Institutional Shares and Institutional Service Shares of Daily Assets Treasury Obligations Fund, dated January 1, 2002 that would have been filed pursuant to Rule 497(c) of the Act would not have differed from that contained in the amendment to the Registration Statement of the Registrant. The amendment to the Registration Statement of the Trust was filed electronically by EDGAR on December 31, 2001, accession number 0001004402-01-500339.

         If you have any questions concerning this filing, please do not hesitate to call me collect at (207) 822-6680.

                                        Sincerely,

                                        /s/ Leslie K. Klenk

                                        Leslie K. Klenk
                                        Counsel

Enclosure


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